Statutory Reserves and Restricted Net Assets (Tables)	12 Months Ended
Aug. 31, 2021
Restructuring and Related Activities [Abstract]
Schedule of restricted net asset include paid-in capital, additional paid-in capital, the statutory reserves and the retained earnings
	As of August 31
	2020	2021
	RMB	RMB
Paid-in capital	645,662	445,288
Additional paid-in capital	113,492	6,239
Statutory reserves	3,118	3,993
Retained earnings	1,172,995	1,596,274
Total	1,935,267	2,051,794